NOTE 6 - Inventory	12 Months Ended
Dec. 31, 2024
Notes
NOTE 6 - Inventory:	NOTE 6 -Inventory:
	As at December 31,
	2024	2023
Raw materials	557	424
Work in progress	2,287	1,626
Finished goods	811	416
Total	3,655	2,466